Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 74,013
Additions	767	$ 1,592
Reversal of impairment charge	37	0	$ 0
Intangible assets and goodwill at end of period	55,311	74,013
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	35,294
Intangible assets and goodwill at end of period	26,524	35,294
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	38,719
Intangible assets and goodwill at end of period	28,787	38,719
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	15,047
Intangible assets and goodwill at end of period	5,424	15,047
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980
Intangible assets and goodwill at end of period		2,980
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,495
Intangible assets and goodwill at end of period	163	1,495
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	14,194
Intangible assets and goodwill at end of period	22,579	14,194
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,054
Intangible assets and goodwill at end of period		4,054
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	949
Intangible assets and goodwill at end of period	621	949
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions included in disposal group to the date of reclassification		0
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	35,700	32,179
Cost of assets related to discontinued operations	(9,000)
Impact of business combinations	186	4,084
Impairment charge		(183)
Currency translation effects	(61)	(380)
Intangible assets and goodwill at end of period	26,825	35,700	32,179
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	69,025	57,997
Cost of assets related to disposal group held for sale	3	(1,403)
Cost of assets related to discontinued operations	(19,570)
Impact of business combinations	3,914	12,756
Reclassifications		0
Additions	767	1,592
Disposals and derecognitions	(1,055)	(1,395)
Currency translation effects	335	(522)
Intangible assets and goodwill at end of period	53,419	69,025	57,997
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	16,167	6,462
Cost of assets related to disposal group held for sale	(1)	(9)
Cost of assets related to discontinued operations	(249)
Impact of business combinations	342	10,224
Reclassifications	(9,069)	(697)
Additions	265	477
Disposals and derecognitions	(75)	(214)
Currency translation effects	49	(76)
Intangible assets and goodwill at end of period	7,429	16,167	6,462
Gross carrying amount | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980	2,980
Cost of assets related to discontinued operations	(2,980)
Intangible assets and goodwill at end of period		2,980	2,980
Gross carrying amount | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	6,253	6,638
Cost of assets related to disposal group held for sale		(276)
Cost of assets related to discontinued operations	(5,369)
Additions		2
Disposals and derecognitions		(70)
Currency translation effects		(41)
Intangible assets and goodwill at end of period	884	6,253	6,638
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	35,412	34,105
Cost of assets related to disposal group held for sale	4	(1,116)
Cost of assets related to discontinued operations	(4,440)
Impact of business combinations	3,550	2,531
Reclassifications	9,069	479
Additions	243	728
Disposals and derecognitions	(544)	(928)
Currency translation effects	254	(387)
Intangible assets and goodwill at end of period	43,548	35,412	34,105
Gross carrying amount | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,960	5,960
Cost of assets related to discontinued operations	(5,960)
Intangible assets and goodwill at end of period		5,960	5,960
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,253	1,852
Cost of assets related to disposal group held for sale		(2)
Cost of assets related to discontinued operations	(572)
Impact of business combinations	22	1
Reclassifications		218
Additions	259	385
Disposals and derecognitions	(436)	(183)
Currency translation effects	32	(18)
Intangible assets and goodwill at end of period	1,558	2,253	1,852
Accumulated depreciation, amortisation and impairment | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale		45
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(406)	(429)
Cost of assets related to discontinued operations	101
Currency translation effects	4	23
Intangible assets and goodwill at end of period	(301)	(406)	(429)
Accumulated depreciation, amortisation and impairment | Goodwill | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges related to disposal group held for sale		183
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(30,306)	(28,000)
Cost of assets related to disposal group held for sale		925
Cost of assets related to discontinued operations	8,813
Amortization charge	(2,836)	(3,639)
Accumulated impairments on disposals and derecognition	983	1,257
Impairment charge	(1,175)	(1,049)
Reversal of impairment charge	37
Currency translation effects	(148)	200
Intangible assets and goodwill at end of period	(24,632)	(30,306)	(28,000)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,120)	(1,170)
Cost of assets related to disposal group held for sale		2
Cost of assets related to discontinued operations	3
Accumulated impairments on disposals and derecognition	70	209
Impairment charge	(984)	(167)
Reversal of impairment charge	37
Currency translation effects	(11)	6
Intangible assets and goodwill at end of period	(2,005)	(1,120)	(1,170)
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(4,758)	(4,268)
Cost of assets related to disposal group held for sale		107
Cost of assets related to discontinued operations	4,184
Amortization charge	(42)	(570)
Impairment charge	(105)	(53)
Currency translation effects		26
Intangible assets and goodwill at end of period	(721)	(4,758)	(4,268)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(21,218)	(19,631)
Cost of assets related to disposal group held for sale		816
Cost of assets related to discontinued operations	2,592
Amortization charge	(2,657)	(2,521)
Accumulated impairments on disposals and derecognition	494	791
Impairment charge	(54)	(825)
Currency translation effects	(126)	152
Intangible assets and goodwill at end of period	(20,969)	(21,218)	(19,631)
Accumulated depreciation, amortisation and impairment | Currently marketed products | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges related to disposal group held for sale		37
Impairment charges related to disposal group held for sale to the date of reclassification		9
Accumulated depreciation, amortisation and impairment | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,906)	(1,668)
Cost of assets related to discontinued operations	1,906
Amortization charge		(238)
Intangible assets and goodwill at end of period	0	(1,906)	(1,668)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,304)	(1,263)
Cost of assets related to discontinued operations	128
Amortization charge	(137)	(310)
Accumulated impairments on disposals and derecognition	419	257
Impairment charge	(32)	(4)
Currency translation effects	(11)	16
Intangible assets and goodwill at end of period	$ (937)	$ (1,304)	$ (1,263)